Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net sales	$ 25,730	$ 74,541	$ 75,161	$ 198,188	$ 206,767	$ 145,956
Cost of goods sold	7,052	8,790	26,217	33,437	79,440	42,544
Gross profit	18,678	65,751	48,944	164,751	127,327	103,412
Operating expenses:
General and administrative	127,204	204,838	359,948	388,561	491,928	138,710
Salaries, wages, and related costs	111,220	110,108	335,699	336,926	444,865	436,555
Consulting fees	20,150	88,158	142,907	317,284	432,033	264,540
Legal and professional fees	68,560	106,795	229,952	266,158	397,302	773,203
Research and development	148,879	275,071	410,146	1,177,123	1,441,128	794,750
Total operating expenses	476,013	784,970	1,478,652	2,486,052	3,207,256	2,407,758
Loss from operations	(457,335)	(719,219)	(1,429,708)	(2,321,301)	(3,079,929)	(2,304,346)
Other income (expense):
Loss on derivative liabilities	(2,336)	(26,867)	21,939	(136,583)	(131,475)	(539,006)
Change in fair value of derivative liabilities	(60,124)	(32,205)	(93,836)	233,303	291,123	494,501
Interest expense	(83,062)	(167,371)	(327,135)	(512,761)	(646,089)	(611,794)
Other expense					(110,642)
Gain on extinguishment of debt			85,546
Total other income (expense)	(145,522)	(226,443)	(313,486)	(416,041)	(597,083)	(656,299)
LOSS BEFORE PROVISION FOR INCOME TAXES	(602,857)	(945,662)	(1,743,194)	(2,737,342)	(3,677,012)	(2,960,645)
Provision for income taxes		800	800	800	800	800
Net loss	(602,857)	(946,462)	(1,743,994)	(2,738,142)	$ (3,677,812)	$ (2,961,445)
Loss attributable to non-controlling interest	(816)		(1,672)
Net loss attributable to Therapeutic Solutions International, Inc.	$ (602,041)	$ (946,462)	$ (1,742,322)	$ (2,738,142)
Net loss per share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Net loss per share - diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average shares outstanding - basic and diluted	3,286,909,395	2,565,663,048	2,987,459,958	2,501,116,667	2,528,062,958	2,263,126,970
Weighted average shares outstanding - diluted	3,286,909,395	2,565,663,048	2,987,459,958	2,501,116,667